Variable Interest Entities	12 Months Ended
Dec. 31, 2011
Variable Interest Entities

27. Variable Interest Entities

All MBS, CMO and ABS securities owned by the Company are considered VIEs which were not consolidated at December 31, 2011 or December 31, 2010, as the Company was not the primary beneficiary. At December 31, 2011 and 2010, the carrying value of assets relating to MBS, CMO and ABS securities were $2,082,751 and $2,069,238, respectively. See Note 6 for additional information. The Company’s maximum exposure to loss for these assets is currently recorded on the balance sheet and is included in the amounts above.

The Company recognizes MSR from the whole loan sale or securitization of mortgage loans and the sale of securities with servicing retained or the bulk purchase of MSR. Net loan servicing income on mortgage loans serviced, including securitizations where the Company has continuing involvement, was $53,961, $117,697 and $92,220 during the years ended December 31, 2011, 2010 and 2009. Servicing advances on mortgage loans, including securitizations where the Company has continuing involvement, were $94,229 and $111,262 at December 31, 2011 and 2010. For more information on MSR, see Note 10.